Note 17 - Fair Value Disclosure Measurements (Details) - Assets Measured on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets measured on a non-recurring basis:
Impaired loans	$ 14,368	$ 18,965
Fair Value, Inputs, Level 3 [Member]
Assets measured on a non-recurring basis:
Impaired loans	12,772	17,158
Other real estate owned	2,590	2,698
Estimate of Fair Value Measurement [Member]
Assets measured on a non-recurring basis:
Impaired loans	12,772	17,158
Other real estate owned	$ 2,590	$ 2,698